Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets Current [Abstract]
Cash and cash equivalents	$ 3,075	$ 4,298
Restricted cash	0	2,000
Accounts receivable trade, net	1,256	2,287
Inventories	913	471
Other current assets	965	2,190
Vessels held for sale	60,141	39,750
Deferred charges	0	1,090
Total current assets	66,350	52,086
FIXED ASSETS [Abstract]
Vessels, net		68,511
Office equipment, net	0	2
Total fixed assets	0	68,513
Other Assets [Abstract]
Deferred charges	0	220
Other non-current assets	0	141
TOTAL ASSETS	66,350	120,960
CURRENT LIABILITIES [Abstract]
Current portion of long-term debt	134,911	208,649
Trade accounts and other payables	2,148	2,514
Due to related parties	9,049	6,135
Accrued expenses	1,252	1,159
Accrued interest	9,480	3,543
Financial instruments	0	491
Deferred revenue	205	86
Total current liabilities	157,045	222,577
Total Liabilities	157,045	222,577
Commitments and contingencies	0	0
EQUITY [Abstract]
Preferred stock	0	0
Common stock	1	1
Additional paid-in capital	294,535	294,520
Accumulated deficit	(385,231)	(396,138)
Total equity	(90,695)	(101,617)
TOTAL LIABILITIES AND EQUITY	$ 66,350	$ 120,960